SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD. (Details 6) (PARENT COMPANY)	Dec. 31, 2014
PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF PARENT
Threshold percentage of restricted net assets for disclosure of condensed financial information	25.00%